Notes (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Aggregate payments of principal on unsecured notes payable
2011	$ 1,068,891
2012	474,221
2013	407,849
2014	498,576
2015	298,700
Thereafter	2,436,943
Total	$ 5,185,180	$ 4,609,124